Tax Effects on Other Comprehensive Income (Loss) - Tax Effects of Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-Tax Amount
Net change in unrealized (losses) gains on securities available-for-sale, Pre-Tax Amount	$ (2,032)		$ 335		$ 7,844		$ (13,494)		$ (16,928)	$ 4,097	$ 6,702
Net available-for-sale securities (gains) losses reclassified into earnings	0	[1]	(3)	[1]	(41)	[2]	(5)	[2]	(5)	(3,016)	124
Adjustment to funded status of employee benefit plans, Pre-Tax Amount	269		631		692		1,827		18,299	(271)	(18,787)
Other Comprehensive (Loss) Income, Pre-Tax Amount	(1,763)		963		8,495		(11,672)		1,366	810	(11,961)
Tax (Expense) Benefit
Net change in unrealized (losses) gains on securities available-for-sale, Tax (Expense) Benefit	712		(117)		(2,746)		4,723		5,925	(1,434)	(2,346)
Net available-for-sale securities (gains) losses reclassified into earnings, Tax (Expense) Benefit	0	[1]	1	[1]	15	[2]	2	[2]	2	1,055	(43)
Adjustment to funded status of employee benefit plans, Tax (Expense) Benefit	(94)		(220)		(242)		(639)		(6,405)	95	6,576
Other Comprehensive (Loss) Income, Tax (Expense) Benefit	618		(336)		(2,973)		4,086		(478)	(284)	4,187
Net of Tax Amount
Net change in unrealized (losses) gains on securities available-for-sale, Net of Tax Amount	(1,320)		218		5,098		(8,771)		(11,003)	2,663	4,356
Net available-for-sale securities (gains) losses reclassified into earnings, Net of Tax Amount	0	[1]	(2)	[1]	(26)	[2]	(3)	[2]	(3)	(1,961)	81
Adjustment to funded status of employee benefit plans, Net of Tax Amount	175		411		450		1,188		11,894	(176)	(12,211)
Other Comprehensive Income (Loss), After Tax	$ (1,145)		$ 627		$ 5,522		$ (7,586)		$ 888	$ 526	$ (7,774)

[1]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income (loss) and have affected certain lines in the Consolidated Statements of Comprehensive Income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.
[2]	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income and have affected certain lines in the consolidated statement of comprehensive income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.